Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 01, 2012	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Summary of Significant Accounting Policies (Textual)
Impairment losses on long-lived assets		$ 491,284		$ 1,802,125
Goodwill impairment losses		6,659,691		8,149,525
Impairment loss on indefinite intangible assets		619,865	250,360
VAT tax rate	6.00%
Business taxes and related surcharges		$ 678,594	1,663,869	1,425,835
VAT payable subscription-based revenue, percentage		3.00%
VAT refunds		$ 271,885	328,817	425,908
Cash and cash equivalents | ¥					¥ 46,295,841	¥ 79,461,280	¥ 19,726,992
Uncertain income tax position		50.00%
Advertising expenses, total		$ 5,192,126	4,908,593	7,505,506
Commissions paid, total		8,903,424	5,049,661	11,546,126
Cost method investment		1,542,454	554,392
Equity method investment		$ 1,019,009	$ 1,228,269
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Business tax on services provided		3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Business tax on services provided		5.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		10.00%
Revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		10.00%
Subsidiaries [Member]
Summary of Significant Accounting Policies (Textual)
VAT payable subscription-based revenue, percentage		17.00%